OTHER LIABILITIES - Analysis of Other Liabilities excluding Accrued Expenses and Deferred Income (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	€ 269,140	€ 321,803
Due within one year
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	264,380	309,864
Due between one and five years
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	4,760	4,913
Due beyond five years
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	€ 0	€ 7,026